ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Variable Interest Entity
			Percentage
			of
			ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

Subsidiaries
Fine Brand Limited (“BVI”)	February 9, 2011	British Virgin Islands	100%	Investment Holding
500wan HK Limited (“500wan HK”)	March 8, 2011	Hong Kong	100%	Investment Holding
500.com USA Corporation (“500.com USA”)	July 21, 2014	USA	100%	Investment Holding
500.com Gaming UK Limited (“500.com UK”)	August 5, 2016	UK	100%	Investment Holding
E-Sun Sky Computer (Shenzhen) Co., Ltd. (“E-Sun Sky Computer”)	June 18, 2007	PRC	100%	Software Service
Shenzhen Guangyi Network Technology Co., Ltd. (“Guangyi Network”)	August 5, 2015	PRC	100%	Online Lottery Service
Qufan Internet Technology Inc. (“Qufan Cayman”)	September 30, 2016	Cayman	51%	Investment Holding
Qufan Internet Technology (HK) Limited (“Qufan HK”)	October 18, 2016	Hong Kong	51%	Investment Holding

Percentage
of
ownership
	Date of	Place of	by the	Principal
Entity	establishment	establishment	Company	activities

VIEs
Shenzhen E-Sun Network Co., Ltd. (“E-Sun Network”)	December 7, 1999	PRC	-	Online Lottery Service
Shenzhen Youlanguang Science and Technology Co., Ltd. (“Youlanguang Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Guangtiandi Science and Technology Co., Ltd. (“Guangtiandi Technology”)	December 16, 2008	PRC	-	Online Lottery Service
Shenzhen Tongfu Technology Co., Ltd. (“Tongfu Technology”)	August 28, 2015	PRC	-	Third party payment service

Subsidiaries of the VIEs
Shenzhen E-Sun Sky Network Technology Co., Ltd. (“E-Sun Sky Network”)*	May 22, 2006	PRC	-	Online Lottery Service
Shenzhen Wubai Zhifu Co.,Ltd. (“500Fu”)**	April 23, 2014	PRC	-	Third party payment service
Lhasa Yicai Network Technology Co., Ltd. (“Lhasa Yicai”)**	October 17, 2014	PRC	-	Online Lottery Service
Shenzhen Yicai Network Technology Co., Ltd. (“Shenzhen Yicai”) **	July 21, 2015	PRC	-	Online Lottery Service
Shenzhen Caiyu Hudong Technology Co., Ltd. (“Shenzhen Caiyu”) **	March 5, 2015	PRC		Sports Information Service
Shenzhen Fenggu Network Technology Co., Ltd. (“Shenzhen Fenggu”) ***	August 27, 2015	PRC	-	Online Lottery Service
Beijing Baifengrun Science and Technology Co., Ltd. (“Baifengrun Technology”) ****	June 13, 2014	PRC	-	Development, operation of mobile phone games
Shenzhen Kaisheng Jinfu Enterprise Management Co., Ltd. (Shenzhen Kaisheng”) ****	June 24, 2016	PRC	-	Online Spot Commodity Trading Services
Shenzhen Qufan Network Technology Co., Ltd. (“Shenzhen Qufan”) ****	September 13, 2013	PRC	-	Online Gaming

* A subsidiary of E-Sun Network
** A subsidiary of E-Sun Sky Network
*** A subsidiary of Shenzhen Yicai
**** A subsidiary of Guangtiandi Technology

Variable Interest Entity, Primary Beneficiary [Member]
Carrying Amounts of Assets and Liabilities, Results of Operations and Cash Flows of VIEs
The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIEs included in the Group’s consolidated balance sheets, statements of comprehensive income (loss) and statements of cash flows are as follows:

	As of	As of	As of
	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	141,655	257,001	37,016
Restricted cash	10,597	3,703	533
Short-term investments	45,540	-	-
Accounts receivable	102	-	-
Amounts due from intergroup companies	147,616	1,589	229
Prepayments and other current assets	23,676	109,032	15,704

Total current assets	369,186	371,325	53,482

Non-current assets:
Property and equipment, net	40,018	46,986	6,767
Intangible assets, net	198,779	60,408	8,701
Deposits	828	4,397	633
Long-term investments	30,315	53,995	7,777
Other non-current assets	1,621	2,671	385
Goodwill	64,899	160,438	23,108

Total non-current assets	336,460	328,895	47,371

TOTAL ASSETS	705,646	700,220	100,853

LIABILITIES
Current liabilities:
Account payable	106	-	-
Amounts due to intergroup companies	132,938	69,423	10,000
Accrued payroll and welfare payable	14,896	15,846	2,282
Accrued expenses and other current liabilities	127,897	67,166	9,674
Income tax payable	1,061	8,897	1,281

Total current liabilities	276,898	161,332	23,237

Non-current liabilities:
Deferred tax liability, non-current	13,411	14,902	2,145
Long-term payables	45,380	42,705	6,152

Total non-current liabilities	58,791	57,607	8,297

TOTAL LIABILITIES	335,689	218,939	31,534

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net revenues	447,898	87,065	10,928	1,574
Net income (loss)	185,205	(130,330)	(8,851)	(1,275)

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net cash generated from (used in) operating activities	422,702	(83,113)	(50,876)	(7,328)
Net cash (used in) generated from investing activities	(107,041)	(105,922)	166,222	23,941
Net cash used in financing activities	(12,802)	-	-	-